GMO U.S. Opportunistic Value Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GMO U.S. Opportunistic Value Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	14.93%	13.09%	16.45%